UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-Q Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-4321



                     JPMorgan Value Opportunities Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004





                              Howard L. Kitzmiller
                                    Secretary
                     JPMorgan Value Opportunities Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                     1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of September 30, 2004 (unaudited)



       Shares    Issuer                                                Value

              Long-Term Investments - common stocks        98.27%



              Aerospace & Defense                           2.71%
         2,100   Honeywell International Inc.                          $   75,306
        12,400   Lockheed Martin Corp.                                    691,672
         8,000   Raytheon Co.                                             303,840
                                                                        1,070,818

              Apparel                                       2.27%
        25,100   Jones Apparel Group, Inc.                                898,580


              Capital Markets                               2.44%
       14,200    Morgan Stanley                                           700,060
       28,700    Charles Schwab Corp.                                     263,753
                                                                          963,813

              Chemicals                                     2.45%
         3,000   Air Products and Chemicals, Inc.                         163,140
         6,000   Dow Chemical Co.                                         271,080
        12,600   Praxair, Inc.                                            538,524
                                                                          972,744

              Commercial Banks                             14.93%
       35,800    Bank of America Corp.                                  1,551,214
       14,100    Bank of New York Co., Inc.                               411,297
       50,000    Citigroup Inc.                                         2,206,000
       15,000    SunTrust Banks, Inc.                                   1,056,150
        7,600    US Bancorp                                               219,640
       10,000    Wachovia Corp.                                           469,500
                                                                        5,913,801

              Commercial Services & Supplies                1.21%
        12,473   Accenture*                                               337,395
         5,200   Waste Management, Inc.                                   142,168
                                                                          479,563

              Computers & Peripherals                       2.73%
       10,300    Computer Associates International                        270,890
       21,000    Hewlett-Packard Co.                                      393,750
        3,000    International Business Machines Corp.                    257,220
       12,100    Seagate Technology                                       163,592
                                                                        1,085,452

              Consumer Finance                              5.19%
        8,000    Ambac Financial Inc.                                     639,600
       10,600    Capital One Financial Corporation                        783,340
       17,000    CIT Group                                                635,630
                                                                        2,058,570

              Consumer Staples                              5.32%
        18,000   Altria Group, Inc.                                       846,720
         7,700   CVS Corp.                                                324,401
        11,300   Coca-Cola                                                452,565
         9,100   Kraft Foods Inc.                                         288,652
         5,600   Masco Corp.                                              193,368
                                                                        2,105,706

              Health Care Providers & Services              1.55%
        3,400    Anthem Inc.*                                             296,650
        8,300    HCA Inc.                                                 316,645
                                                                          613,295

              Health Care Equipment & Supplies              0.58%
        5,800    Boston Scientific Corp.*                                 230,434

              Hotels, Restaurants & Leisure                 1.54%
       21,700    McDonald's Corp.                                         608,251

              Industrial Conglomerates                      6.37%
        48,200   General Electric Corp.                                 1,618,556
        29,600   Tyco International LTD  (Bermuda)                        907,536
                                                                        2,526,092

              Insurance                                     4.16%
         5,000   Allstate Corp.                                           239,950
        12,100   Assurant, Inc.                                           314,600
        10,200   Renaissance Re Holdings Ltd.                             526,116
         4,000   The St Paul Travelers Cos.                               132,240
        11,600   Willis Group Holdings                                    433,840
                                                                        1,646,746

              Machinery                                     1.52%
        8,000    Danaher Corp.                                            410,240
        3,300    Grainger (WW), Inc.                                      190,245
                                                                          600,485
              Media                                         7.34%
       20,200    Dex Media Corp.*                                         427,634
       99,300    Liberty Media Corp. Class A*                             865,896
        9,300    Liberty Media International, Inc.*                       310,267
       22,400    Viacom Inc.                                              751,744
          600    The Washington Post Company, Class B                     552,000
                                                                        2,907,541

              Metals & Mining                               2.60%
       19,500    Alcoa Inc.                                               655,005
       10,000    United States Steel Corporation                          376,200
                                                                        1,031,205


              Mortgage Finance & Thrifts                   3.63%
       10,300    Fannie Mae                                               653,020
       12,000    Freddie Mac                                              782,880
                                                                        1,435,900

              Oil & Gas                                    12.60%
        10,500   Anadarko Petroleum Corp.                                 696,780
        15,200   ChevronTexaco Corp.                                      815,328
        5,900    ConocoPhillips Inc.                                      488,815
        46,300   Exxon Mobil Corp.                                      2,237,679
         6,100   Global SantaFe Corp.                                     186,965
       10,000    Rowan Companies*                                         264,000
        7,000    Unocal Corp                                              301,000
                                                                        4,990,567

              Pharmaceuticals                               0.81%
        8,600    Wyeth                                                    321,640
                                                                          321,640

              Real Estate                                   1.28%
        9,900    Equity Office Properties Trust                           269,775
       12,000    United Dominion Realty                                   237,960
                                                                          507,735

              Retailing                                     0.80%
        7,000    Federated Department Stores, Inc.                        318,010

              Semiconductors & Semiconductor Equipment      0.40%
        8,000    Altera Corporation                                       156,560

              Software and Services                         0.70%
       10,000    Microsoft Corporation                                    276,500

              Telecommunications Services                   5.24%
       20,000    Citizens Communications Corp.*                           267,800
        6,200    SBC Communications Corp.                                 160,890
       17,200    Sprint Corp. FON Group                                   346,236
       33,000    Verizon Communications Corp.                           1,299,540
                                                                        2,074,466
              Trading Companies & Distributors              0.66%
        7,400    Prologis                                                 260,776

              Transportation                                1.31%
       15,100    Norfolk Southern Corp.                                   449,074
        5,200    Southwest Airlines                                        70,824
                                                                          519,898

              Utilities                                     5.93%
         7,700   American Electric Power Co., Inc.                        246,092
         6,700   Dominion Resources, Inc.                                 437,175
         3,400   FPL Group, Inc.                                          232,288
        20,000   PG&E Corp.*                                              608,000
         9,300   PPL Corp.                                                438,774
         9,400   Pinnacle West Capital Corp.                              390,100
                                                                        2,352,429


                 Total Common Stocks                                   38,927,576
                 (cost $27,520,364)



                 Short Term Investments                1.73%

      687,104    JPMorgan Prime Money Market Fund (a)                     687,104
                 (cost $687,104)
                 Total Investments                     100.00%         39,614,680
                 (cost $28,207,468)


                 Total Investment Securities                          $39,614,680

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004, are as follows:

                                             Gross         Net unrealized
Aggregate                                    unrealized    appreciation
Cost         Gross unrealized appreciation   depreciation  (depreciation)
$28,207,468  $11,610,097                     ($202,885)     $11,407,212


*Security  which does not pay a  dividend

(a) Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2004 Semi-Annual Report.

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

          The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            JPMorgan Value Opportunities Fund, Inc.

            By /s/ Jeffrey L. Steele, President and PEO

            Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/Jeffrey L. Steele, President and PEO

Date: November 23, 2004



 By   /s/ Michael W. Stockton, Treasurer

Date: November 23, 2004

                                  CERTIFICATION

I, Jeffrey L. Steele, certify that:

1. I have reviewed this report on Form N-Q of JPMorgan Value Opportunities Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 23, 2004



                               /s/ Jeffrey L. Steele, President and
                               Principal Executive Officer
                               JPMorgan Value Opportunities Fund, Inc.

                                  CERTIFICATION

I, Michael W. Stockton, certify that:

1. I have reviewed this report on Form N-Q of JPMorgan Value Opportunities Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 23, 2004


                                         /s/ Michael W. Stockton, Treasurer
                                         JPMorgan Value Opportunities Fund, Inc.